Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Schedule of other assets
As at December 31, 2022 (Successor) and 2021 (Predecessor), other assets included the following:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Deferred contract costs	111	15
Taxes receivable	42	48
Favorable drilling and management services contracts	42	9
Prepaid expenses	37	51
Right of use asset	9	24
Reimbursable amounts due from customers	8	13
Derivative asset - interest rate cap	5	—
Restructuring backstop commitment fee	—	20
Other	8	44
Total other assets	262	224
Other assets are presented in our Consolidated Balance Sheets as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Other current assets	169	197
Other non-current assets	93	27
Total other assets	262	224

(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount
As at January 1, 2021 (Predecessor)	266	(256)	10
Amortization	—	(1)	(1)
As at January 1, 2022 (Predecessor)	266	(257)	9

Balance before reorganization and fresh start adjustments	266	(257)	9
Fresh Start accounting	(170)	257	87
As at February 22, 2022 (Predecessor)	96	—	96
As at February 23, 2022 (Successor)	96	—	96
Amortization	—	(54)	(54)
As at December 31, 2022 (Successor)	96	(54)	42